Statements of Loss - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses
Exploration and evaluation	$ 22,575,096	$ 12,432,493	$ 14,752,416
Assays and analysis	1,861,537	1,454,103	873,408
Drilling	5,387,065	1,056,492	4,814,692
Environmental	96,089	72,002	60,957
Equipment rental	422,759	376,252	623,236
Freight	419,429	77,699	454,102
Geological, including geophysical	3,749,470	3,846,587	1,751,825
Graphics	28,092	28,292	5,846
Helicopter and fuel	4,468,985	1,491,388	2,035,711
Property acquisition and assessments costs	666,406	211,879	141,538
Site activities	4,469,829	3,019,055	3,176,489
Socioeconomic	509,195	351,694	525,645
Technical data	73,910	97,123	80,005
Travel and accommodation	422,330	349,927	208,962
Administration	1,597,495	1,161,870	818,856
Legal, accounting and audit	298,277	109,830	36,854
Office and administration	423,740	417,032	308,828
Rent	35,570	62,908	26,745
Shareholder communication	524,599	366,171	345,484
Travel and accommodation	267,551	135,138	63,233
Trust and regulatory	47,758	70,791	37,712
Equity-settled share-based compensation	350,834	425,460	264,260
Cost recoveries	(18,921,430)	(13,178,925)	(14,773,794)
Loss (income) before other items	5,601,995	840,898	1,061,738
Other items
Finance income	320,574	(371,222)	(123,727)
Interest expense - director's loans	99,000	101,274	126,685
Other interest and finance charges	0	0	285
Accretion expense - office lease	4,722	7,360	9,620
Interest income	0	0	(15,101)
Interest and penalties	69,706	0	0
Other fee income	(977,547)	(696,248)	(1,154,570)
Amortization of right-of-use asset	20,175	20,175	20,176
Transaction cost - director's loans	181,357	136,942	102,554
Loss on sales of marketable securities	0	0	2,429
Flow through premium recovery	(769,231)	0	0
Foreign exchange loss	3,285	4,271	2,494
Net loss	3,912,888	43,450	32,583
Other comprehensive loss
Change in value of marketable securities	19,501	97,698	167,890
Total other comprehensive loss	$ 3,932,389	$ 141,148	$ 200,473
Basic and diluted loss per share	$ 0.02	$ 0.00	$ 0.00
Weighted average number of common	216,724,808	194,992,511	186,602,894